Non-controlling interests	12 Months Ended
Dec. 31, 2023
Interest In Other Entities [Abstract]
Non-controlling interests	Non-controlling interests:
Set out below is summarized financial information for each of our subsidiaries that have non-controlling interests. The amounts disclosed are before inter-company eliminations.

As at		Dec 31, 2023			Dec 31, 2022
	Methanex Egypt	Waterfront Shipping Limited	Total	Methanex Egypt	Waterfront Shipping Limited [1]	Total
Current assets	$129,320	$154,308	$283,628	$133,499	$180,227	$313,726
Non-current assets	521,708	791,512	1,313,220	557,484	806,079	1,363,563
Current liabilities	(123,969)	(185,459)	(309,428)	(56,689)	(112,085)	(168,774)
Non-current liabilities	(101,810)	(718,915)	(820,725)	(104,101)	(744,936)	(849,037)
Net assets	425,249	41,446	466,695	530,193	129,285	659,478
Carrying amount of Methanex non-controlling interests	$214,568	$27,522	$242,090	$251,949	$65,495	$317,444

For the years ended December 31		2023			2022
	Methanex Egypt	Waterfront Shipping Limited	Total	Methanex Egypt	Waterfront Shipping Limited [1]	Total
Revenue	$258,782	$670,834	$929,616	$212,339	$576,810	$789,149
Net and total comprehensive income	55,428	129,411	184,839	107,375	67,670	175,045
Net and total comprehensive income attributable to Methanex non-controlling interests	56,310	53,672	109,982	77,133	31,325	108,458
Sale of partial interest in non-controlling interests and equity contributions by non-controlling interest	$—	$—	$—	$—	$22,545	$22,545
Distributions made and accrued to non-controlling interests	$(93,696)	$(91,640)	$(185,336)	$(75,996)	$(8,718)	$(84,714)

For the years ended December 31		2023			2022
	Methanex Egypt	Waterfront Shipping Limited	Total	Methanex Egypt	Waterfront Shipping Limited [1]	Total
Cash flows from operating activities	$131,667	$251,290	$382,957	$226,647	$94,355	$321,002
Cash flows from (used in) financing activities	(99,490)	(300,824)	(400,314)	(152,806)	(52,796)	(205,602)
Cash flows from (used in) investing activities	$(5,560)	$2,686	$(2,874)	$(35,110)	$215	$(34,895)
1    On February 1, 2022, we closed the shipping partnership with Mitsui O.S.K. Lines, Ltd. ("MOL") whereby MOL acquired a minority interest in Waterfront Shipping Limited.